Convertible Preferred Shares And Warrant (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Schedule of change in carring value of preferred shares
The changes in the carrying values of the Preferred Shares and the corresponding accretion in the periods presented are as follows:

Mezzanine equity	Series A	Series A+	Series B	Series C	Series C+	Total
	RMB	RMB	RMB	RMB	RMB	RMB

Balance as of December 31, 2017	48,985	108,764	382,893	—	—	540,642
Issuance of Series B preferred shares	—	—	2,000	—	—	2,000
Accretion of Preferred Shares	4,346	10,772	39,731	—	—	54,849
Repurchase of Preferred Shares	—	(1,373)	—	—	—	(1,373)

Balance as of December 31, 2018	53,331	118,163	424,624	—	—	596,118
Issuance of Series C preferred shares	—	—	—	766,127	—	766,127
Accretion of Preferred Shares	4,518	11,202	42,359	106,932	—	165,011
Repurchase of Preferred Shares	—	(223)	—	—	—	(223)

Balance as of December 31, 2019	57,849	129,142	466,983	873,059	—	1,527,033
Issuance of Series C preferred shares	—	—	—	—	201,118	201,118
Exercise of Series C Warrant	—	—	—	88,593	—	88,593
Accretion of Preferred Shares	2,068	5,074	19,167	28,061	10,318	64,688
Repurchase of Series C preferred shares	—	—	—	(3,727)	—	(3,727)
Conversion to ordinary shares	(59,917)	(134,216)	(486,150)	(985,986)	(211,436)	(1,877,705)

Balance as of December 31, 2020	—	—	—	—	—	—

Balance as of December 31, 2020 (US$)	—	—	—	—	—	—